Acquisitions and disposals (Details Narrative)						1 Months Ended												12 Months Ended	13 Months Ended
	Sep. 12, 2023 USD ($)	Nov. 08, 2022 USD ($)	Nov. 08, 2022 ARS ($)	Oct. 06, 2022 USD ($) a	Oct. 06, 2022 ARS ($) a	Aug. 31, 2023 USD ($)	Aug. 31, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ARS ($)	Jun. 29, 2023 ARS ($)	Jun. 22, 2023 USD ($)	May 29, 2023	Mar. 31, 2023 ARS ($)	Mar. 28, 2023 ARS ($)	Feb. 28, 2023 ARS ($)	Aug. 17, 2022 ARS ($)	Apr. 19, 2022	Jun. 30, 2023 ARS ($) a	Nov. 23, 2023 USD ($)	Jun. 12, 2023 USD ($)	Apr. 11, 2023 USD ($) shares	Nov. 23, 2022 USD ($)	Nov. 23, 2022 ARS ($)	Aug. 18, 2022 ARS ($)	Mar. 29, 2022 USD ($)	Mar. 09, 2022 USD ($)
Farm Purchase - Los Sauces [Member]
Statement [Line Items]
Acquired farmland description								Cresud signed the deed for the acquisition and obtained control of the 1,250-hectare "Los Sauces" farm (1,200 arable agricultural hectares) located in the department of Conhello, province of La Pampa.	Cresud signed the deed for the acquisition and obtained control of the 1,250-hectare "Los Sauces" farm (1,200 arable agricultural hectares) located in the department of Conhello, province of La Pampa.
Purchase price of farmland									$ 4,500,000
Pending balance of installments									$ 2,700,000
First installment payable April 2024								$ 1,300,000
Second installment payable December 20, 2024								700,000
Second installment payable December 20, 2025								$ 700,000
Transaction amount																									$ 20,400,000.0	$ 31,600,000.0
Total leasable area sold																									$ 2,370
Sale of Fraction of Farm "Jatoba VII" (Paraguay) [Member]
Statement [Line Items]
Sale value of soyabean bags										$ 121,600,000
Sale of Alto Taquari, description										On June 29, 2023, BrasilAgro completed the sale of 4,408 hectares (3,202 arable hectares) of the ☐Jatobá VII☐ form, located in the municipality of Jaborandi - Bahia. The sale value was BRL 121.6 million (equivalent to 952,815 soybean bags). Payments will be in BRL and made in 7 annual installments, making the the first of them at the time of signing the contract. The remaining installments are scheduled for July 31 of each year until 2029
Rio do Meio II Farm (Brazil) [Member]
Statement [Line Items]
Purchase price					$ 17,700,000.0
Initial payment amount		$ 17,700,000
Revenue recognized		$ 20,000,000
Fraction of field book value			$ 17,800,000
Sales agreements, description		On November 8, 2022, BrasilAgro signed a contract for the sale of 1,965 hectares (1,423 arable hectares) of the Rio do Meio farm, a rural property located in the municipality of Correntina - Bahia, which was acquired in January 2020. The value to be paid was set at 291 soybeans bags, equivalent to BRL 62.4 million on the date of the transaction.	On November 8, 2022, BrasilAgro signed a contract for the sale of 1,965 hectares (1,423 arable hectares) of the Rio do Meio farm, a rural property located in the municipality of Correntina - Bahia, which was acquired in January 2020. The value to be paid was set at 291 soybeans bags, equivalent to BRL 62.4 million on the date of the transaction.
Payment for soybeans bags		$ 62,400,000
Moroti (Paraguay) [Member]
Statement [Line Items]
Acquired farmland description				BrasilAgro completed the sale of a fraction of 863 hectares (498 arable hectares) of the "Morotí" farm located in the State of Boquerón, Paraguay.	BrasilAgro completed the sale of a fraction of 863 hectares (498 arable hectares) of the "Morotí" farm located in the State of Boquerón, Paraguay.
Sale value of arable hectares				$ 1,500,000
Purchase price					$ 748,500
Fraction of field book value				$ 853,000
Area Built | a				58,722	58,722
Barter Transaction Cordoba [Member]
Statement [Line Items]
Transaction amount																								$ 2,000,000
Zetol - Sell of Plot and Boating Trust Interest [Member]
Statement [Line Items]
Acquired farmland description																			Zetol, subsidiary of Liveck S.A., sold the property number 46,931 located in Ciudad de la Costa, department of Canelones, to the Boating Trust for an amount of USD 8 million
Acquired farmland value																							$ 8,000,000
Acquired farmland payment																			$ 8,000,000
Account receivable																						$ 2,000,000
Receivable																							$ 2,000,000
Purchase of We Are Appa?s Common-Shares [Member]
Statement [Line Items]
Capital share percentage rate increased											98.67%
Capital share percentage rate											5.04%
Operation amount											$ 55,300,000
Barter transaction Air Space Coto "Tower 2" [Member]
Statement [Line Items]
Area Built | a																		1,639
Purchase price od area built																		$ 3,000,000
Purchase of Property On Paseo Colon Avenue [Member]
Statement [Line Items]
Acquired farmland description																		The Company purchased by public auction from the Government of the Autonomous City of Buenos Aires (hereinafter "GCABA"), a property located at 245 Paseo Colón Avenue and 12 parking spaces located at 275 Paseo Colón Avenue. The property, with potential for mixed uses, has 13 floors of offices in a covered area of approximately 13,700 m2 and an underground parking area.
Purchase price					$ 1,435,000,000
Average Term												18
Panamby Farm (Brazil) [Member]
Statement [Line Items]
Acquired farmland description	The property has an arable area of 5,400 hectares (10,800 hectares of total área), of which 80% are suitable for second crop.
Acquired farmland value	$ 285,600,000
First installments down payment, amount						$ 140,000,000
Second installments down payment, amount							$ 145,600,000
Sale of Farm "Araucaria" (Brazil) [Member]
Statement [Line Items]
Acquired farmland description													Brasilagro signed two contracts for the sale of the remaining surface of 5,517 hectares (4,011 arable hectares) of its Araucaria farm, located in the municipality of Mineiros, State of Goiás, Brazil
First transaction of sale arable hectares													The first transaction was carried out on March 28, 2023, selling 5,185 hectares (3,796 arable hectares) at a value of 790 soybeans bags per arable hectare, equivalent to BRL 409.3 on the date of the transaction. The amounts will be paid in 7 installments, the first on July 30, 2023 and the second on August 16,2023 and the rest are scheduled for March 1 of each year until 2028. The domain transfer was made on June 15, 2023
Second transaction of sale arable hectares													The second transaction was carried out on March 29, 2023, in which 332 hectares (215 arable hectares) were sold for a value of 297 soybeans bags per arable hectare, equivalent to BRL 8.5 on the date of the transaction. The amounts will be paid in 5 installments, the first was collected on April 14, 2023 and the others are scheduled for March 30 of each year until 2027. The domain transfer was made on May 31, 2023
Payment for soybeans bags													$ 409,300,000.0
261 Della Paolera floor sale [Member]
Statement [Line Items]
Acquired farmland description														the deed for the sale of 5 floors with a total of 5,922 square meters, 49 parking spaces, and 10 complementary units of the same building was signed.	the deed for the sale of 2 floors with a total of 2,394 square meters, 18 parking spaces, and 4 complementary units of the aforementioned building was signed.	Company sold and transferred one floor of the tower “261 Della Paolera” for a total leasable area of approximately 1,184 square meters and 8 parking spaces located in the building.
Transaction amount														$ 58,700,000	$ 22,500,000	$ 22,500,000.0
Purchase of Rundel Global Ltd?s Common Shares [Member]
Statement [Line Items]
Sold in rebublica building																	100.00%
Capital share percentage rate																					9.22%
Class A preferred shares purchased | shares																					573,442
Class A preferred shares purchased, value																					$ 2,800,000
Land Acquisition Mendoza Bandera De Los Andes 3027 [Member]
Statement [Line Items]
Rrepurchased price of judicial auction																				$ 30,000,000